Netting of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives: Subject to a master netting arrangement:
Gross amounts of recognized liabilities	$ 7,046	$ 2,283
Netting	(6,787)	(1,785)
Net amounts of assets presented in the balance sheet	259	498
Total derivatives
Gross amounts of recognized liabilities	9,249	2,294
Net amounts of liabilities presented in the consolidated balance sheet	2,462	509
Total
Gross amounts of recognized liabilities	480,841	395,828
Gross amounts offset in the consolidated balance sheet	(6,787)	(1,785)
Net amounts of liabilities presented in the consolidated balance sheet	474,054	394,043
Gross amounts not offset in the balance sheet
Financial instruments	(471,592)	(393,534)
Net amount	2,462	509
Bank of America, N.A.
Total
Net amounts of liabilities presented in the consolidated balance sheet	234,511	150,082
Gross amounts not offset in the balance sheet
Financial instruments	(234,511)	(150,082)
Credit Suisse First Boston Mortgage Capital LLC
Total
Net amounts of liabilities presented in the consolidated balance sheet	198,888	122,443
Gross amounts not offset in the balance sheet
Financial instruments	(198,888)	(122,252)
Net amount		191
Morgan Stanley Bank, N.A.
Total
Net amounts of liabilities presented in the consolidated balance sheet	38,193	53
Gross amounts not offset in the balance sheet
Financial instruments	(38,193)
Net amount		53
Citibank, N.A.
Total
Net amounts of liabilities presented in the consolidated balance sheet		121,200
Gross amounts not offset in the balance sheet
Financial instruments		(121,200)
Other
Total
Net amounts of liabilities presented in the consolidated balance sheet	259	254
Gross amounts not offset in the balance sheet
Net amount	259	254
Mortgage loans held for sale
Mortgage loans sold under agreements to repurchase
Gross amounts of recognized liabilities	471,592	393,534
Net amounts of liabilities presented in the consolidated balance sheet	471,592	393,534
Forward contracts | Purchases
Derivatives: Subject to a master netting arrangement:
Gross amounts of recognized liabilities	6,542	389
Forward contracts | Sales
Derivatives: Subject to a master netting arrangement:
Gross amounts of recognized liabilities	504	1,894
IRLCs
Derivatives not subject to a master netting arrangement
Gross amounts of recognized liabilities	2,203	11
Total
Net amounts of liabilities presented in the consolidated balance sheet	2,203	11
Gross amounts not offset in the balance sheet
Net amount	$ 2,203	$ 11